Quarterly Holdings Report
for
Fidelity Advisor® Biotechnology Fund
April 30, 2025
AFBT-NPRT3-0625
1.800321.121
Common Stocks - 97.6%
	Shares	Value ($)
BELGIUM - 1.0%
Health Care - 1.0%
Pharmaceuticals - 1.0%
UCB SA	76,800	14,020,514
CANADA - 2.0%
Health Care - 2.0%
Biotechnology - 2.0%
Xenon Pharmaceuticals Inc (b)	710,758	27,150,956
DENMARK - 5.4%
Health Care - 5.4%
Biotechnology - 5.4%
Ascendis Pharma A/S ADR (b)	434,425	74,043,397
NETHERLANDS - 6.2%
Health Care - 6.2%
Biotechnology - 6.2%
Argenx SE ADR (b)	98,000	63,223,720
Merus NV (b)(c)	350,809	15,965,318
Newamsterdam Pharma Co NV (b)(c)	283,500	5,423,355

TOTAL NETHERLANDS		84,612,393
UNITED KINGDOM - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Autolus Therapeutics PLC ADR (b)(c)	668,409	942,456
Mereo Biopharma Group PLC ADR (b)(c)	759,100	1,966,069

TOTAL UNITED KINGDOM		2,908,525
UNITED STATES - 82.8%
Health Care - 82.8%
Biotechnology - 80.8%
AbbVie Inc	1,349,680	263,322,568
Aerovate Therapeutics Inc (d)	83,243	790,808
Akero Therapeutics Inc (b)	211,444	9,643,961
Alnylam Pharmaceuticals Inc (b)	304,886	80,258,191
Amgen Inc	233,003	67,785,233
Apogee Therapeutics Inc (b)(c)	470,123	18,452,328
Arcellx Inc (b)	161,600	10,495,920
Astria Therapeutics Inc (b)	478,438	2,468,740
Astria Therapeutics Inc warrants (b)	247,630	329,591
Bicara Therapeutics Inc (c)	476,916	6,853,283
Bridgebio Pharma Inc (b)	106,464	4,083,959
Cargo Therapeutics Inc (b)(c)	373,763	1,708,097
Celldex Therapeutics Inc (b)	468,752	9,764,104
CG oncology Inc (b)(c)	361,400	9,736,116
Cogent Biosciences Inc (b)	1,331,700	6,938,157
Crinetics Pharmaceuticals Inc (b)	544,470	18,179,853
Cytokinetics Inc (b)	298,271	12,777,930
Day One Biopharmaceuticals Inc (b)	795,300	6,187,434
Denali Therapeutics Inc (b)	400,200	6,663,330
Dianthus Therapeutics Inc (b)(c)	444,962	9,722,420
Disc Medicine Inc (b)	166,122	8,209,749
Dyne Therapeutics Inc (b)	222,200	2,619,738
Exact Sciences Corp (b)	333,200	15,207,248
Gilead Sciences Inc	1,152,900	122,829,966
GlycoMimetics Inc (d)(e)(f)(g)	26,786,508	6,034,732
Ideaya Biosciences Inc (b)	206,646	4,159,784
Immunovant Inc (b)(c)	599,050	9,674,658
Insmed Inc (b)	118,200	8,510,400
Janux Therapeutics Inc (b)	320,385	10,636,782
Kymera Therapeutics Inc (b)(c)	226,000	7,745,020
Legend Biotech Corp ADR (b)	143,900	5,029,305
Mineralys Therapeutics Inc (b)(c)	301,700	4,287,157
MoonLake Immunotherapeutics Class A (b)	131,762	5,544,545
Neurocrine Biosciences Inc (b)	273,700	29,474,753
Nurix Therapeutics Inc (b)	655,200	7,554,456
Nuvalent Inc Class A (b)	407,981	31,312,542
Oruka Therapeutics Inc (c)	656,342	6,852,210
Perspective Therapeutics Inc (b)(c)	1,642,918	4,025,149
Regeneron Pharmaceuticals Inc	150,000	89,814,000
Rezolute Inc (b)(c)	1,904,300	7,160,168
Sarepta Therapeutics Inc (b)	122,900	7,668,960
Scholar Rock Holding Corp (b)	576,368	18,968,271
Scholar Rock Holding Corp warrants 12/31/2025 (b)(d)	6,000	154,506
Soleno Therapeutics Inc (b)	213,100	15,952,666
Spyre Therapeutics Inc (b)(c)	654,768	9,972,117
Stoke Therapeutics Inc (b)(c)	387,161	3,778,691
Summit Therapeutics Inc (b)(c)	388,700	9,375,444
Tectonic Therapeutic Inc (b)(c)	215,441	4,494,100
Tectonic Therapeutic Inc (b)(d)	30,554	637,356
Travere Therapeutics Inc (b)	437,800	9,110,618
Upstream Bio Inc (c)	582,500	5,393,950
Vaxcyte Inc (b)	587,629	21,060,623
Vera Therapeutics Inc Class A (b)	267,600	6,253,812
Vertex Pharmaceuticals Inc (b)	600	305,699
Viking Therapeutics Inc (b)(c)	605,687	17,486,184
Vir Biotechnology Inc (b)	626,600	3,834,792
Viridian Therapeutics Inc (b)	1,736,110	23,524,291
Zenas Biopharma Inc (c)	934,800	10,824,984
		1,101,641,449
Pharmaceuticals - 2.0%
Edgewise Therapeutics Inc (b)	178,700	2,930,680
Enliven Therapeutics Inc (b)(c)	500,613	9,481,611
Enliven Therapeutics Inc (b)(d)	73,200	1,386,408
Enliven Therapeutics Inc rights (b)(e)	739,725	7
Maze Therapeutics Inc (c)	65,900	609,574
Rapport Therapeutics Inc (b)(c)	180,046	2,061,527
Structure Therapeutics Inc ADR (b)(c)	361,500	9,760,500
WaVe Life Sciences Ltd (b)	225,390	1,740,011
		27,970,318
TOTAL UNITED STATES		1,129,611,767
TOTAL COMMON STOCKS (Cost $946,322,561)		1,332,347,552

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Wugen Inc 10% 6/14/2025 (d)(e) (Cost $831,312)	831,313	857,333

Convertible Preferred Stocks - 1.9%
	Shares	Value ($)
UNITED STATES - 1.9%
Health Care - 1.9%
Biotechnology - 1.5%
Bright Peak Therapeutics Inc. Series B (b)(d)(e)	1,920,122	2,784,177
Bright Peak Therapeutics Inc. Series C (b)(d)(e)	873,604	917,284
Cardurion Pharmaceuticals Inc Series B (d)(e)	331,596	1,342,964
Endeavor BioMedicines Inc Series C (b)(d)(e)	526,643	2,575,284
LifeMine Therapeutics Inc Series C (b)(d)(e)	1,950,028	2,301,033
Parabilis Medicines Inc Series D (b)(d)(e)	239,281	1,205,976
Sonoma Biotherapeutics Inc Series B (b)(d)(e)	1,967,762	4,761,985
Sonoma Biotherapeutics Inc Series B1 (b)(d)(e)	1,049,456	2,927,982
T-Knife Therapeutics Inc Series B (b)(d)(e)	1,300,097	1,768,132
Treeline Biosciences Series A (b)(d)(e)	47,600	248,472
		20,833,289
Health Care Technology - 0.2%
Candid Therapeutics Series B (d)(e)	1,500,060	1,485,059
Wugen Inc Series B (b)(d)(e)	580,277	748,557
		2,233,616
Pharmaceuticals - 0.2%
Afferent Pharmaceuticals Inc Series C (b)(d)(e)	1,915,787	19
Kartos Therapeutics Inc Series C (b)(d)(e)	530,692	3,009,024
		3,009,043
TOTAL HEALTH CARE		26,075,948

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $44,269,852)		26,075,948

Money Market Funds - 6.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	7,741,575	7,743,123
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	85,825,145	85,833,728
TOTAL MONEY MARKET FUNDS (Cost $93,572,728)			93,576,851

TOTAL INVESTMENT IN SECURITIES - 106.5% (Cost $1,084,996,453)	1,452,857,684
NET OTHER ASSETS (LIABILITIES) - (6.5)%	(88,066,847)
NET ASSETS - 100.0%	1,364,790,837

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,937,091 or 2.6% of net assets.

(e)	Level 3 security
(f)	Affiliated company
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $3,512,396.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aerovate Therapeutics Inc	10/30/24	783,594

Afferent Pharmaceuticals Inc Series C	7/01/15	0

Bright Peak Therapeutics Inc. Series B	5/14/21	7,499,997

Bright Peak Therapeutics Inc. Series C	5/07/24	990,230

Candid Therapeutics Series B	8/27/24	1,800,072

Cardurion Pharmaceuticals Inc Series B	7/10/24	1,624,025

Endeavor BioMedicines Inc Series C	4/22/24	3,436,135

Enliven Therapeutics Inc	3/19/24	1,024,800

GlycoMimetics Inc	10/28/24	3,320,670

Kartos Therapeutics Inc Series C	8/22/23	3,000,002

LifeMine Therapeutics Inc Series C	2/15/22	3,971,408

Parabilis Medicines Inc Series D	11/17/22	2,575,405

Scholar Rock Holding Corp warrants 12/31/2025	6/17/22	0

Sonoma Biotherapeutics Inc Series B	7/26/21	3,888,888

Sonoma Biotherapeutics Inc Series B1	7/26/21	3,111,112

T-Knife Therapeutics Inc Series B	6/30/21	7,500,000

Tectonic Therapeutic Inc	1/30/24 - 2/03/25	950,853

Treeline Biosciences Series A	7/30/21	372,589

Wugen Inc 10% 6/14/2025	6/14/24	831,313

Wugen Inc Series B	7/09/21	4,499,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,081,884	343,537,322	356,876,083	427,096	-	-	7,743,123	7,741,575	0.0%
Fidelity Securities Lending Cash Central Fund	155,099,956	587,787,341	657,053,569	448,712	-	-	85,833,728	85,825,145	0.3%
Total	176,181,840	931,324,663	1,013,929,652	875,808	-	-	93,576,851

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Allakos Inc	4,371,030	-	1,217,959	-	(6,691,265)	3,538,194	-	-
GlycoMimetics Inc	-	3,320,669	-	-	-	2,714,063	6,034,732	26,786,508
Total	4,371,030	3,320,669	1,217,959	-	(6,691,265)	6,252,257	6,034,732

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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